COMMITMENTS AND CONTINGENT LIABILITIES (Purchase commitment and lease commitment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Purchase commitment
Outstanding purchase orders	$ 2,227
Lease commitment:
Aggregate minimum rental commitments under non-cancelable leases for 2015	153
Total rent expenses	168	156	116
Maximum penalties payable on early release of agreement	$ 55